UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—8.0%
Hotels, Restaurants & Leisure—2.0%
Carnival Corp.	349,860	$23,363,651
Wyndham Worldwide Corp.	189,830	19,812,557
		43,176,208
Household Durables—0.8%
Whirlpool Corp.	102,027	18,148,563
Media—3.8%
Comcast Corp., Cl. A	1,189,420	48,112,039
DISH Network Corp., Cl. A1	259,810	16,635,634
Walt Disney Co. (The)	160,822	17,679,163
		82,426,836
Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc.	390,400	18,403,456
Hanesbrands, Inc.	464,610	10,648,861
		29,052,317
Consumer Staples—6.5%
Beverages—0.6%
Coca-Cola European Partners plc	322,410	13,937,784
Food & Staples Retailing—2.8%
Walgreens Boots Alliance, Inc.	382,938	30,891,609
Wal-Mart Stores, Inc.	375,370	30,025,846
		60,917,455
Household Products—1.9%
Procter & Gamble Co. (The)	229,330	20,827,750
Weatherford International plc[1]	4,289,530	19,131,304
		39,959,054
Tobacco—1.2%
Philip Morris International, Inc.	224,470	26,197,894
Energy—9.6%
Energy Equipment & Services—1.6%
Halliburton Co.	457,843	19,430,857
Schlumberger Ltd.	204,039	13,997,075
		33,427,932

	Shares	Value
Oil, Gas & Consumable Fuels—8.0%
Chevron Corp.	579,276	$63,251,147
ConocoPhillips	224,438	10,182,752
Enbridge, Inc.	552,277	22,897,405
Hess Corp.	215,380	9,593,025
Phillips 66	171,512	14,364,130
Suncor Energy, Inc.	1,636,460	53,381,325
		173,669,784
Financials—30.5%
Capital Markets—5.9%
Ameriprise Financial, Inc.	146,620	21,242,306
Bank of New York Mellon Corp. (The)	468,170	24,827,055
BlackRock, Inc., Cl. A	51,600	22,008,948
Morgan Stanley	485,400	22,765,260
Nasdaq, Inc.	492,090	36,596,733
		127,440,302
Commercial Banks—14.1%
Bank of America Corp.	4,569,740	110,222,129
Citigroup, Inc.	718,230	49,162,843
JPMorgan Chase & Co.	1,062,980	97,581,564
KeyCorp	1,560,500	28,151,420
Zions Bancorporation	451,560	20,464,699
		305,582,655
Insurance—6.2%
American International Group, Inc.	723,574	47,357,918
Aon plc	187,880	25,959,380
MetLife, Inc.	602,390	33,131,450
XL Group Ltd.	615,290	27,318,876
		133,767,624
Real Estate Investment Trusts (REITs)—4.3%
Crown Castle International Corp.	238,280	23,966,202
Digital Realty Trust, Inc.	119,040	13,730,074
HCP, Inc.	692,210	21,908,447
Invitation Homes, Inc.	414,410	8,835,221
Prologis, Inc.	427,290	25,983,505
		94,423,449

1 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care—11.0%
Biotechnology—1.4%
Amgen, Inc.	121,120	$21,136,651
Gilead Sciences, Inc.	122,830	9,346,135
		30,482,786
Health Care Equipment & Supplies—2.7%
Danaher Corp.	324,054	26,407,160
Medtronic plc	133,310	11,194,041
Zimmer Biomet Holdings, Inc.	178,870	21,700,508
		59,301,709
Health Care Providers & Services—2.4%
UnitedHealth Group, Inc.	276,821	53,097,036
Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	81,860	14,368,886
Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.	218,060	12,407,614
GlaxoSmithKline plc, Sponsored ADR	522,480	21,170,890
Pfizer, Inc.	1,150,930	38,164,839
Teva Pharmaceutical Industries Ltd., Sponsored ADR	329,060	10,585,860
		82,329,203
Industrials—11.4%
Aerospace & Defense—1.8%
Lockheed Martin Corp.	138,810	40,550,565
Air Freight & Couriers—1.8%
FedEx Corp.	56,710	11,797,381
XPO Logistics, Inc.[1]	443,500	26,658,785
		38,456,166
Airlines—1.3%
Delta Air Lines, Inc.	344,480	17,003,533
Southwest Airlines Co.	198,070	10,994,866
		27,998,399
Commercial Services & Supplies—1.5%
Johnson Controls International plc	491,655	19,149,962
Waste Management, Inc.	178,370	13,404,506
		32,554,468

	Shares	Value
Electrical Equipment—2.0%
Eaton Corp. plc	553,978	$43,348,779
Machinery—2.5%
Caterpillar, Inc.	117,380	13,375,451
PACCAR, Inc.	160,430	10,981,433
Parker-Hannifin Corp.	177,205	29,412,486
		53,769,370
Road & Rail—0.5%
Kansas City Southern	99,030	10,218,906
Information Technology—11.1%
Electronic Equipment, Instruments, & Components—1.6%
TE Connectivity Ltd.	305,937	24,594,276
Zebra Technologies Corp., Cl. A1	91,120	9,268,726
		33,863,002
Internet Software & Services—1.0%
Alphabet, Inc., Cl. A1	22,220	21,009,010
IT Services—0.9%
First Data Corp., Cl. A1	1,036,880	19,348,181
Semiconductors & Semiconductor Equipment—2.9%
Broadcom Ltd.	117,574	29,000,803
NXP Semiconductors NV1	152,710	16,848,494
Texas Instruments, Inc.	210,040	17,093,055
		62,942,352
Software—2.9%
Check Point Software Technologies Ltd.[1]	80,570	8,522,695
Microsoft Corp.	398,430	28,965,861
Synopsys, Inc.[1]	345,970	26,490,923
		63,979,479
Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	150,595	22,397,994
HP, Inc.	929,670	17,756,697
		40,154,691

2 OPPENHEIMER VALUE FUND

	Shares	Value
Materials—4.2%
Chemicals—1.6%
Eastman Chemical Co.	411,835	$34,248,198
Containers & Packaging—1.0%
WestRock Co.	378,840	21,752,993
Metals & Mining—1.6%
Goldcorp, Inc.	1,284,660	16,867,586
Nucor Corp.	318,060	18,342,520
		35,210,106
Telecommunication Services—1.0%
Diversified Telecommunication Services—0.3%
AT&T, Inc.	172,720	6,736,080
Wireless Telecommunication Services—0.7%
T-Mobile US, Inc.[1]	244,050	15,048,123
Utilities—4.7%
Electric Utilities—4.7%
Edison International	831,690	65,437,369

	Shares	Value
Electric Utilities (Continued)
Entergy Corp.	337,970	$25,929,058
NextEra Energy, Inc.	76,453	11,169,019
		102,535,446
Total Common Stocks (Cost $1,658,600,159)		2,125,431,791
Investment Company—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[2,3] (Cost $26,066,920)	26,066,920	26,066,920
Total Investments, at Value (Cost $1,684,667,079)	99.2%	2,151,498,711
Net Other Assets (Liabilities)	0.8	16,884,432
Net Assets	100.0%	$2,168,383,143

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	60,597,782	350,412,247	384,943,109	26,066,920

	Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E	$26,066,920	$145,651

3 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4 OPPENHEIMER VALUE FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

5 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$172,803,924	$—	$—	$172,803,924
Consumer Staples	141,012,187	—	—	141,012,187
Energy	207,097,716	—	—	207,097,716
Financials	661,214,030	—	—	661,214,030
Health Care	239,579,620	—	—	239,579,620
Industrials	246,896,653	—	—	246,896,653
Information Technology	241,296,715	—	—	241,296,715
Materials	91,211,297	—	—	91,211,297
Telecommunication Services	21,784,203	—	—	21,784,203
Utilities	102,535,446	—	—	102,535,446
Investment Company	26,066,920	—	—	26,066,920

Total Assets	$2,151,498,711	$—	$—	$2,151,498,711

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6 OPPENHEIMER VALUE FUND

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency.

The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

7 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,691,672,093

Gross unrealized appreciation	$489,796,566
Gross unrealized depreciation	(29,969,948)

Net unrealized appreciation	$459,826,618

8 OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer
Date:	9/12/2017